Fair Value Measurements (Estimated Fair Value Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Long-term debt and current maturities	$ 428,789	$ 243,567
Long-term debt, including current maturities, Fair Value	$ 436,777	$ 252,557